BORROWINGS	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
BORROWINGS	BORROWINGS
(a)Corporate borrowings
The partnership has bilateral credit facilities backed by large global banks. The credit facilities are available in euros, sterling, Australian, U.S. or Canadian dollars. Advances under the credit facilities bear interest at the specified SOFR, SONIA EURIBOR, CDOR, BBSY or bankers’ acceptance rate plus 2.50%, or the specified base rate or prime rate plus 1.50%. The credit facilities require the partnership to maintain a minimum tangible net worth and deconsolidated debt-to-capitalization ratio at the corporate level. During the quarter, the partnership increased the availability on the bilateral credit facilities by $225 million. The total capacity on the bilateral credit facilities is $2,300 million with a maturity date of June 29, 2027. The balance drawn on the bilateral credit facility at June 30, 2022 was $1,981 million (December 31, 2021: $1,619 million).
The partnership had $1.0 billion available on its revolving credit facility with Brookfield (the “Brookfield Credit Agreement”) at June 30, 2022. The credit facility is guaranteed by the partnership, the Holding LP and certain of the partnership’s subsidiaries. The credit facility is available in U.S. or Canadian dollars, and advances are made by way of LIBOR, base rate, bankers’ acceptance rate or prime rate loans. The credit facility bears interest at the specified LIBOR or bankers’ acceptance rate plus 3.45%, or the specified base rate or prime rate plus 2.45%. The credit facility requires the partnership to maintain a minimum deconsolidated net worth and contains restrictions on the ability of the borrowers and the guarantors to, among other things, incur certain liens or enter into speculative hedging arrangements. Net proceeds above a specified threshold that are received by the borrowers from asset dispositions, debt incurrences or equity issuances by the borrowers or their subsidiaries must be used to pay down the credit facility (which can then be redrawn to fund future investments). The credit facility automatically renews for consecutive one-year periods until June 26, 2026. The total available amount on the credit facility will decrease to $500 million on April 27, 2023. As at June 30, 2022, the credit facility remained undrawn.
The partnership is currently in compliance with all material covenant requirements of its corporate borrowings, and continues to monitor performance against such covenant requirements.
Refer to Note 17 for further details on the Deposit Agreement with Brookfield. As at June 30, 2022, there were no funds on deposit from Brookfield (December 31, 2021: $nil).
(b)Non-recourse subsidiary borrowings of the partnership
Current and non-current non-recourse subsidiary borrowings of the partnership as at June 30, 2022 were $3,121 million and $35,391 million, respectively (December 31, 2021: $2,062 million and $25,395 million, respectively).
Some of the partnership’s businesses have credit facilities in which they borrow and repay on a short-term basis. This movement has been shown on a net basis in the partnership’s unaudited interim condensed consolidated statements of cash flow.
The partnership has financing arrangements within its operating businesses that trade in public markets or are held at major financial institutions. The financing arrangements are primarily composed of term loans, credit facilities and notes and debentures which are subject to fixed or floating interest rates. Most of these borrowings are not subject to financial maintenance covenants, however, some are subject to fixed charge coverage, leverage ratios and minimum equity or liquidity covenants.
The partnership principally finances assets at the subsidiary level with debt that is non-recourse to both the partnership and to its other subsidiaries and is generally secured against assets within the respective subsidiaries. Moreover, debt instruments at the partnership’s subsidiaries do not cross-accelerate or cross-default to debt at other subsidiaries. All of the partnership’s subsidiaries are currently in compliance with all material covenant requirements and the partnership continues to work with its businesses to monitor performance against such covenant requirements.
During the quarter, the partnership’s offshore oil services operations entered into extension agreements with certain asset-level secured creditors and engaged in discussions with secured lenders to address its secured debt. Subsequent to quarter-end, the offshore oil services operations opted not to make an interest payment due on July 15, 2022 for certain unsecured bonds and elected to enter into a 30-day grace period for this interest payment.